Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivable	¥ 368,660	$ 52,717	¥ 310,449
Less: allowance for credit loss	(25,877)	(3,700)	(22,589)	$ (3,230)	¥ (20,762)
Accounts receivable, net	¥ 342,783	$ 49,017	¥ 287,860